Business combinations - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Early repayments	$ 698,800	$ 906,000
Other notes
Disclosure of detailed information about business combination [line items]
Early repayments	$ 131,800	$ 1,000